FINANCIAL INSTRUMENTS (Narrative) (Details) $ in Millions	Jun. 30, 2025 USD ($)	Jun. 30, 2025 NOK (kr)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 NOK (kr)	Apr. 30, 2024 USD ($)
Derivative [Line Items]
Deposit assets	$ 0.0		$ 5.0
NOK750 million senior unsecured floating rate bonds due 2029
Derivative [Line Items]
U.S. dollar floating rate debt | kr		kr 750,000,000
7.25% senior unsecured sustainability-linked bonds due 2026
Derivative [Line Items]
Senior unsecured convertible notes interest rate (in percentage)	7.25%	7.25%
8.875% senior unsecured sustainability-linked bonds due 2027
Derivative [Line Items]
Senior unsecured convertible notes interest rate (in percentage)	8.875%	8.875%
8.25% senior unsecured sustainability-linked bonds due 2028
Derivative [Line Items]
Senior unsecured convertible notes interest rate (in percentage)	8.25%	8.25%			8.25%
7.75% senior unsecured sustainability-linked bonds due 2030
Derivative [Line Items]
U.S. dollar floating rate debt					$ 150.0
Senior unsecured convertible notes interest rate (in percentage)	7.75%	7.75%			7.75%
Interest rate swaps
Derivative [Line Items]
Derivative, notional amount	$ 800.0		$ 500.0
Cross currency swaps
Derivative [Line Items]
Derivative, notional amount | kr		kr 750,000,000.0		kr 1,400,000,000